Trading assets (Tables)	12 Months Ended
Dec. 31, 2017
Trading assets [Abstract]
Trading assets

Trading assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Debt securities:
Governments	~~W~~	4,337,224	3,254,587
Financial institutions		7,461,375	8,014,128
Corporations		4,342,496	5,097,200
Commercial Papers		4,350,252	3,625,436
CMA (*)		1,793,312	3,157,475
Others		105,905	491,820

		22,390,564	23,640,646

Equity securities:
Stocks		703,467	738,666
Beneficiary certificates		3,233,937	3,728,027
Others		120,140	167,660

		4,057,544	4,634,353

Other:
Gold deposits		247,845	189,297

	~~W~~	26,695,953	28,464,296

(*)	CMA: Cash management account deposits